Lord Abbett         Bond-Debenture
                           Fund

                                                              1997 ANNUAL REPORT

                               [GRAPHIC: Tool Kit]

A mutual fund with a multi-faceted
approach to seeking high income

Lord Abbett Bond-Debenture Fund


[GRAPHIC: Work Gloves with Tools]


Since its establishment in 1971, Lord Abbett Bond-Debenture Fund has sought the best of both worlds--high current income and capital growth. The Fund's flexible investment approach, combined with Lord Abbett's value management style, produced a history of strong performance in a variety of economic climates.

Morningstar says:

"Manager Chris Towle's approach also inspires confidence...Investors looking for returns competitive with the high-yield category's averages, but with somewhat less credit risk, might want to consider this fund."

                   Morningstar Mutual Funds, October 24, 1997

--------------------------------------------------------------------------------
Historically Consistent
Total Returns                 Average Annual Rates of Total Return as of
                              12/31/97(1)

[The following information was depicted as a bar graph in the printed material]

                              For the past 20 years            +10.8% per year
                              For the past 15 years            +11.1% per year
                              For the past 10 years            +11.3% per year
                              For the past 5 years             +10.4% per year
                              For the past year                +12.7% per year

-------------------------------------------------------------------------------
Flexibility                   The Fund's flexible investment policy enables it
                              to adapt to changing economic conditions. (See
                              page 4 for the Fund's portfolio composition.)
--------------------------------------------------------------------------------
High Current Income           Dividend Distribution Rates on 12/31/97(2)

[The following information was depicted as a bar graph in the printed material]

                              At Net Asset Value                 7.99%
                              At Maximum Offering Price          7.61%

--------------------------------------------------------------------------------
Average Annual Total          Average annual total returns for periods ended
Returns                       12/31/97 at the Class A share maximum sales charge
                              of 4.75%, with all distributions reinvested:

[The following information was depicted as a bar graph in the printed material]

                              10 years                         +10.73%
                               5 years                         +9.34%
                               1 year                          +7.30%

                              The Fund's SEC yield for the 30 days ended
                              12/31/97 was 6.92%. Total return is the percent change in value, assuming the reinvestment of all distributions.

                              The results quoted herein represent Class A share past performance, which is no indication of future results. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

                        (1) Class A share performance at net asset value. The Series issues additional classes of shares with distinct pricing options. See Important Information on page 5.

                        (2) Based on the Class A share monthly dividend of $.065, annualized.

Report to Shareholders
For the Fiscal Year Ended December 31, 1997


[PHOTO: Robert S. Dow]


/s/ Robert S. Dow
--------------------------
ROBERT S. DOW
CHAIRMAN

JANUARY 14, 1998

"Our economic forecasts see favorable conditions for the convertible and high-yield corporate bond markets that should provide our management team opportunity to uncover value using our in-depth research process."

Lord Abbett Bond-Debenture Fund completed its fiscal year on December 31, 1997, with net assets of $2.9 billion. Below is an overview of Class share performance for the period.

                                            Fiscal Year Ended December 31, 1997
                                            -----------------------------------
                                            Class A        Class B      Class C
--------------------------------------------------------------------------------
Net asset value                              $9.76          $9.75       $9.77
Dividends                                    $0.80          $0.72       $0.72
Total return*                                +12.7%         +11.9%      +12.0%

Your Fund posted strong performance during the past year amid the continuing economic growth, low inflation and favorable interest-rate environment that characterized the period. Particularly beneficial to your Fund's performance was the portfolio's concentration in the telephone communications, media and energy sectors. Basic industry issues also generally outperformed the bond market. In addition, the robust U.S. economic growth provided significant increases in corporate profitability, which resulted in improved credit ratings and strong gains for many of our holdings. We have been devoting increasing amounts of time and resources to fundamental research, as financial markets have little tolerance for earnings shortfalls. Our U.S. Treasury and mortgage-related securities provided total returns in the 9.0%-9.5% range during the year. However, significantly higher total returns earned by high-yield and convertible securities throughout the course of 1997 proved most beneficial to your Fund.

Our outlook for 1998 is for economic growth to slow considerably, to 2% or less, in the later half of the year. We anticipate inflation to remain moderate. Our economic forecasts see favorable conditions for the convertible and high-yield corporate bond markets that should provide our management team opportunity to uncover value using our in-depth research process. We remain watchful of the weaknesses in the Asian markets, but are encouraged by the fact that most of our holdings do not have high exposure in the Asian economies. We will continue to seek opportunities on a global basis. At this time, we are emphasizing the high-yield sector as these securities should benefit from low interest rates and a stable U.S. economy.

We are pleased that you chose to make the Fund a part of your investment portfolio and look forward to assisting you with your financial goals in the future. Thank you for placing your trust in Lord Abbett.

* Total return is the percent change in net asset value, assuming the reinvestment of all distributions.

Aiming for High Total Returns

Seeking High Returns

Dividend distribution rates were 7.99% and 7.61% (based on the Class A share net asset value and maximum offering price, respectively, on 12/31/97, and the monthly dividend of $.065, annualized).

Striving for Consistency of Performance

The Fund's goal is high total return through high current income and capital appreciation. The Fund strives for competitive returns in both up and down markets.

Growth of $10,000 Investments: 4/1/71-12/31/97(1)

                    [THE FOLLOWING IS SHOWN AS A LINE GRAPH]

                         AVERAGE OF HIGH
DATE      THE FUND       CURRENT YIELD FUNDS(2)        INFLATION

4/1/71     9523          10000                         10000
12/31/71  10251          10666                         10275
12/31/72  10893          11638                         10625
12/31/73   9821          10426                         11550
12/31/74   9321           9251                         12975
12/31/75  12083          11351                         13875
12/31/76  15820          14675                         14550
12/31/77  16929          15633                         15525
12/31/78  17397          15933                         16925
12/31/79  18615          16729                         19175
12/31/80  20268          17376                         21575
12/31/81  21342          18518                         23500
12/31/82  27221          24188                         24400
12/31/83  31822          28054                         25325
12/31/84  33400          30418                         26325
12/31/85  40418          37190                         27325
12/31/86  44706          42119                         27625
12/31/87  45546          43083                         28850
12/31/88  51830          48671                         30125
12/31/89  54453          48174                         31525
12/31/90  50331          43420                         33450
12/31/91  69628          59311                         34475
12/31/92  80766          69775                         35475
12/31/93  93664          82950                         36450
12/31/94  90042          79878                         37425
12/31/95 105800          93257                         38375
12/31/96 117606         106119                         39650
12/31/97 132537         120010                         40325


      This graph illustrates total return performance of Class A shares. The Fund's results do not include the maximum sales charge of 4.75% applicable to Class A share investments under $100,000; there is no sales charge on investments of $1 million or more. For performance at the Class A share maximum sales charge, see inside front cover. See Important Information on page 5.

(1)   The Fund commenced operations on 4/1/71.

(2) Average of high current yield funds in existence at each month or quarter end for the periods shown. No sales charge has been deducted from these figures. Source: Chase Global Data and Research, Concord, MA.

Performance Update

The Fund has an impressive history of protecting long-term income investors from public enemy #1--inflation. Below, the Fund's growth is compared to the Consumer Price Index, a standard inflation measure, through various economic, interest-rate and inflation environments.(1)

$100,000 invested at
the Fund's inception
grew to over $1 million

The Fund Versus Inflation
$100,000 Invested: 4/1/71-12/31/97(2)

                                   Value of
                                   $100,000
Year              Annual    Investment with      Inflation
Ended          Dividends  all Distributions      (Consumer
Dec. 31       Reinvested         Reinvested   Price Index)
--------------------------------------------------------------------------------

1971(3)      $    3,450         $  103,588     $  102,750
1972              7,460            110,073        106,250   From the early 1970s
1973              8,204             99,239        115,500   through the early
1974              9,163             94,202        129,750   1980s, the U.S.
1975              9,719            122,105        138,750   economy experienced
1976             10,970            159,867        145,500 - rapidly rising
1977             11,883            171,064        155,250   inflation and
1978             14,100            175,803        169,250   interest rates. The
1979             16,410            188,105        191,750   Fund kept pace with
1980             18,614            204,818        215,750   inflation over this
1981             22,844            215,671        235,000   turbulent period.
1982             27,279            275,072        244,000
1983             31,092            321,561        253,250   As the rate of
1984             37,521            337,510        263,250   inflation and
1985             43,150            408,427        273,250   interest rates
1986             48,531            451,763        276,250 - declined in the
1987             51,214            460,251        288,500   1980s, the Fund
1988             53,120            523,756        301,250   outperformed the CPI
1989             59,178            550,254        315,250   by an average of
1990             66,312            508,602        334,500   6.7% per year.
1991             71,085            703,596        344,750
1992             77,910            816,148        354,750   During the economic
1993             82,556            946,487        364,500   expansion of the
1994             86,858            909,890        374,250 - 1990s, the Fund
1995             95,753          1,069,120        383,750   outperformed the CPI
1996            103,439          1,188,430        396,500   by an average of
1997            104,367          1,339,297        403,250   8.6% per year.

Total Dividends
Reinvested:      $1,172,182
-----------------==========-----------------------------------------------------
Average Annual Rate of Return:    10.19%             5.28%
----------------------------------=====--------------====-----------------------

The dollar amounts of capital gains distributions reinvested in Fund shares were: 1973-$1,559; 1977-$971; 1978-$7,503; 1979-$5,622; 1980-$769; 1981-$2,765;
1984-$4,516; 1986-$5,415; total-$29,120.

      Source: Lord, Abbett & Co.
(1)   See Important Information on page 5.
(2) Fund investment reflects the deduction of the reduced 3.75% sales charge applicable to Class A share investments of $100,000.
(3)   Nine months only. The Fund began operations on 4/1/71.

Management in Action

Current Dividend Distribution Rates: 7.99% and 7.61% (based on the Class A share net asset value and maximum offering price, respectively, on 12/31/97, and the monthly dividend of $.065, annualized)

The Fund's 3-Way Focus

1. High-yield Corporate Debt and Straight-preferred Stocks: 67.8%(1)

The Fund's lower rated debt holdings pay high income and help minimize the effects of interest-rate fluctuations. Price appreciation may result if the credit rating of debt issuers is upgraded.

2. Equity-related Securities: 18.2%(1)

Capital appreciation is sought by investing in convertible bonds, which may be exchanged for common stock. When the underlying stock rises, these equity-related issues generally increase in value.

3. High-grade Debt and Other Assets, Less Liabilities: 14.0%(1)

High-quality issues, corporate issues and U.S. Government-backed securities provide a dependable stream of high current income.

A History of the Fund's Portfolio Blend

                                                1974      1979     1982     1985     1988     1990     1995     1996     1997
High-yield Corporate Debt and
  Straight-preferred Stocks                     15.7%     34.8%    18.3%    45.1%    52.9%    55.7%    62.9%    60.8%    67.8%

Equity-related Securities
  (Convertible Debt, Convertible-preferred
  Stocks, Common Stocks, Warrants)              49.6%     36.1%    54.6%    40.5%    33.4%    28.0%    16.5%    18.1%    18.2%

High-grade Debt
  (U.S. Gov't and Agency Obligations,
  Higher Rated Straight Debt) and
  Other Assets, Less Liabilities                34.7%     29.1%    27.1%    14.4%    13.7%    16.3%    20.6%    21.1%    14.0%

Consistency of Performance...Over the Long Term

The Fund produced positive total returns 18 out of the last 20 calendar years(2)

Over the last 20 years (between 1978 and 1997), Lord Abbett Bond-Debenture Fund shareholders holding the Fund for any ten-year period earned average annual returns of at least 9.5% per year(3):

Average Annual Total Returns for 10-Year Periods Ending December 31:

1987  1988   1989    1990    1991    1992   1993    1994    1995    1996   1997
================================================================================
10.4% 11.5%  11.3%   9.5%    12.6%   11.5%  11.4%   10.4%   10.1%   10.2%  11.3%

(1)   Percent of net assets on 12/31/97.
(2)   At net asset value. All years end 12/31.
(3) All periods end December 31. Assumes investment in Class A shares at net asset value. Total return is the percent change in value, assuming the reinvestment of all distributions.

Important Information

SEC yield is calculated on the Class A share maximum offering price of $10.25 on 12/31/97, using a standard method which does not take into account certain portfolio strategies. The Fund's distribution rate differs from its SEC yield primarily because the Fund purchases short- and intermediate-term high-coupon securities at a premium and distributes to shareholders all of the interest income on those securities without amortizing the premiums. This practice is consistent with applicable tax regulations and generally accepted accounting principles, but may result in a decrease in the net asset value of shares of the Fund as the market value of the premium securities decreases over time.

Bonds purchased are subject to market fluctuations upward and downward inversely to the rise and fall of interest rates. Common stocks are subject to market fluctuations providing potential for gain and risk of loss. Lower rated bonds generally provide a higher yield than higher rated bonds of similar average maturity, but have greater credit risk. Non-investment-grade, fixed-income securities generally involve greater volatility of price to principal and income than securities in higher rating categories. Performance results quoted herein reflect past performance, current sales charges (where applicable) and appropriate Rule 12b-1 Plan expenses from commencement of the Plan. Tax consequences are not reflected. The Fund's sales charge structure has changed in the past. The Fund issues additional classes of shares, with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call 800-874-3733 and ask for the Fund's current prospectus. If used as sales material after 3/31/98, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

                                 Statement of Net Assets
                                 December 31, 1997

                                                                                                         Principal
                                 Investments                                                                Amount    Market Value
==================================================================================================================================
Investments in Securities 98.45%
==================================================================================================================================
High-Yield Corporate Debt 67.21%
==================================================================================================================================
Advertising .45%                 Lamar Advertising Co. Sr. Sub. Notes 9 5/8/2006                         $ 12,000M  $   12,990,000
--------------------------------------------------------------------------------------------------------------------==============
Aerospace 1.37%                  BE Aerospace Inc. Sr. Sub. Notes 9 7/8/2006+                              13,500M      14,310,000
                                 Fairchild Corp. Sub. Deb. 13 1/8/2006                                      4,350M       4,393,500
                                 L-3 Communications Corp. Sr. Sub. Notes 10 3/8/2007+                      10,000M      10,875,000
                                 United Defense Industries Inc. Sub. Notes 8 3/4/2007+                     10,000M      10,112,500
                                 Total                                                                                  39,691,000
--------------------------------------------------------------------------------------------------------------------==============
Agricultural .76%                Agricultural Minerals & Chemical Inc. Sr. Notes 10 3/4/2003               10,250M      11,082,813
                                 PMI Acquisition Corp. Sr. Sub. Notes 10 1/4/2003                          10,000M      10,700,000
                                 Total                                                                                  21,782,813
--------------------------------------------------------------------------------------------------------------------==============
Airlines .40%                    Northwest Airlines Inc. Sr. Notes 12.0916/2000                             1,126M       1,222,015
                                 Trans World Airlines Sr. Notes 11 1/2/2004+                                5,000M       5,050,000
                                 US Air Inc. Equipment Trust Certificate 10 1/2/2004                        2,634M       2,919,213
                                 US Air Inc. (Piedmont) Equipment Trust Notes Series G 10.35/2011           2,000M       2,286,875
                                 Total                                                                                  11,478,103
--------------------------------------------------------------------------------------------------------------------==============
Aluminum .33%                    Kaiser Aluminum & Chemical Corp. Sr. Notes 10 7/8/2006                     5,000M       5,425,000
                                 Maxxam Group Zero Coupon Sr. Secured Discount Notes due 2003**             4,500M       4,140,000
                                 Total                                                                                   9,565,000
--------------------------------------------------------------------------------------------------------------------==============
Automotive 1.23%                 Hayes Wheels International, Inc. Sr. Sub. Notes 9 1/2/2007+                4,000M       4,155,000
                                 LDM Technologies 10 3/4/2007+                                              5,000M       5,475,000
                                 Safelite Glass Corp. 9 7/8/2006+                                           7,500M       8,325,000
                                 Stanadyne Automotive Sr. Sub. Notes 10 1/4/2007+                           7,000M       7,052,500
                                 Venture Holdings Trust Sr. Notes 9 1/2/2005                               10,000M      10,200,000
                                 Total                                                                                  35,207,500
--------------------------------------------------------------------------------------------------------------------==============
Banking .72%                     Ocwen Federal Bank FSB Sub. Deb. 12/2005                                   7,000M       7,700,000
                                 Ocwen Financial Corp. Sr. Notes 117/8/2003                                 5,100M       5,775,750
                                 Saul, B.F. Real Estate Investment Trust Sr. Notes 11 5/8/2002              7,000M       7,463,750
                                 Total                                                                                  20,939,500
                                 -----------------------------------------------------------------------------------==============

                                 Statement of Net Assets
                                 December 31, 1997

                                                                                                         Principal
                                 Investments                                                                Amount    Market Value
==================================================================================================================================
Building Materials 1.01%         American Builders & Contractors Supply Co.,
                                   Inc. Sr. Sub. Notes 10 5/8/2007                                        $ 7,500M  $    7,818,750
                                 Falcon Building Products Zero Coupon Sr. Sub. Discount Notes due 2007+    14,500M       9,678,750
                                 Kevco Inc. Sr. Sub. Notes 10 3/8/2007+                                     8,500M       8,712,500
                                 Southdown Inc. Sr. Sub. Notes 10/2006                                      2,500M       2,787,500
                                 Total                                                                                  28,997,500
--------------------------------------------------------------------------------------------------------------------==============
Business Services 2.18%          Dyncorp Inc. Sr. Sub. Notes 9 1/2/2007+                                   12,500M      12,812,500
                                 Iron Mountain Inc. Sr. Sub. Notes 10 1/8/2006                             20,000M      22,100,000
                                 Iron Mountain Inc. Sr. Sub. Notes 8 3/4/2009+                             10,000M      10,300,000
                                 Outsourcing Solutions Sr. Sub. Notes 11/2006                               2,600M       2,892,500
                                 Pierce Leahy Corp. Sr. Sub. Notes 9 1/8/2007                               9,000M       9,360,000
                                 Unicco Service 97/8/2007+                                                  5,000M       5,025,000
                                 Total                                                                                  62,490,000
--------------------------------------------------------------------------------------------------------------------==============
Chemicals 2.94%                  Atlantis Group Inc. Sr. Notes 11/2003                                      5,000M       5,270,313
                                 Harris Chemical N.A., Inc. Sr. Secured Notes 10 1/4/2001                  15,000M      15,825,000
                                 Huntsman Specialty Chemicals Corp. Term Note 9 1/4/2007                    5,000M       5,200,000
                                 NL Industries Inc. Zero Coupon Sr. Secured Discount Notes due 2005**       5,000M       4,981,250
                                 NL Industries Inc. Sr. Secured Notes 11 3/4/2003                           5,000M       5,537,500
                                 Pioneer American Inc. Term Loan Agreements, 8.755% to 10.125% due 2006     7,500M       7,481,236
                                 Pioneer American Acquisition Corp. Sr. Secured Notes 9 1/4/2007+          10,000M      10,150,000
                                 Sovereign Specialty Chemicals, Inc. Sr. Sub. Notes 9 1/2/2007+             4,500M       4,646,250
                                 Sterling Chemical Sr. Sub. Notes 11 3/4/2006                              10,000M      10,250,000
                                 Texas Petrochemicals Corp. Sr. Sub. Notes 11 1/8/2006+                     7,500M       8,100,000
                                 UCC Investors Holdings Inc. Sr. Sub. Notes 11/2003                         6,500M       7,052,500
                                 Total                                                                                  84,494,049
--------------------------------------------------------------------------------------------------------------------==============
Communications 11.55%            Adelphia Communications Corp. Sr. Notes 12 1/2/2002                        1,416M       1,502,730
                                 Australia Media Ltd. Zero Coupon Sr. Discount Notes due 2003 w/Warrants**  5,000M       2,000,000
                                 Brooks Fiber Properties Inc. Zero Coupon Sr. Discount Notes due 2006**    18,000M      15,120,000
                                 Cablevision System Sr. Sub. Notes 9 1/4/2005                              15,000M      15,918,750
                                 Cellular Inc. Zero Coupon Sr. Sub. Discount Notes due 2003**              20,000M      19,875,000
                                 Cencall Communications Corp. Zero Coupon Sr. Discount Notes due 2004**    10,000M       9,025,000
                                 Comcast Cellular Holdings Sr. Sub. Notes 9 1/2/2007+                      25,000M      26,250,000
                                 Dial Call Communications Inc. Zero Coupon Sr. Discount Notes
                                 due 2004 w/Warrants**                                                      7,500M       7,171,875
                                 Dobson Communication Corp. Sr. Sub. Notes 11 3/4/2007+                     6,000M       6,360,000
                                 Frontier Vision Sr. Sub. Notes 11/2006                                     5,000M       5,575,000
                                 Fundy Cable Ltd. Sr. Secured 2nd Priority Notes 11/2005                    9,000M       9,652,500
                                 Hyperion Telecommunication Sr. Notes 12 1/4/2004+                          2,750M       3,066,250
                                 ICG Holdings (USA) Inc. Zero Coupon Sr. Discount Notes due 2005
                                 w/Warrants**                                                              24,500M      20,426,875
                                 Intermedia Communications, Inc. Sr. Discount Notes 11 1/4/2007+           25,000M      18,062,500
                                 Intermedia Communications, Inc. Sr. Sub. Notes 8 7/8/2007+                 5,000M       5,150,000
                                 International Cabletel Incorporated Sr. Notes 10/2007+                    15,000M      15,975,000
                                 Marcus Cable Co. Zero Coupon Sr. Sub. Discount Notes due 2004**           16,000M      14,880,000
                                 McLeod Inc. Sr. Discount Notes 10 1/2/2007+                               12,000M       8,730,000
                                 Mobile Media Communications Inc. Sr. Sub. Notes 9 3/8/2007*               12,000M       1,440,000
                                 Nextel Communications Inc. Zero Coupon Sr. Discount Notes due 2003**       7,500M       7,462,500
                                 Nextel Communications Inc. Zero Coupon Sr. Discount Notes due 2007**       2,500M       1,550,000
                                 Nextlink Communications Sr. Notes 9 5/8/2007                              10,000M      10,325,000
                                 Price Communications Wireless Inc. Sr. Sub. Notes 11 3/4/2007              5,000M       5,437,500
                                 RCN Corporation 11 1/8/2007+                                               5,000M       3,162,500
                                 RCN Corporation Sr. Sub. Notes 10/2007+                                    4,000M       4,170,000
                                 Rogers Cantel Inc. Sr. Notes 8.3/2007+                                    20,000M      19,950,000
                                 Sun Media Corp. Sr. Sub. Notes 9 1/2/2007                                  3,000M       3,240,000
                                 Teleport Communications, Inc. Sr. Discount Notes 11 1/8/2007              20,000M      16,525,000
                                 Teleport Communications, Inc. Sr. Notes 9 7/8/2006                        10,000M      11,300,000
                                 Telewest plc Zero Coupon Sr. Discount Deb. due 2007**                     21,000M      16,406,250

                                 Statement of Net Assets
                                 December 31, 1997

                                                                                                         Principal
                                 Investments                                                                Amount    Market Value
==================================================================================================================================
                                 Vanguard Cellular Systems Sr. Deb. 9 3/8/2006                           $ 12,000M  $   12,540,000
                                 Western Wireless Sr. Sub. Notes 10 1/2/2007+                              12,000M      12,990,000
                                 Total                                                                                 331,240,230
--------------------------------------------------------------------------------------------------------------------==============
Computer Systems and             Decision One Corp. Sr. Sub. Notes 9 3/4/2007                              12,500M      12,937,500
Peripherals 1.43%                Digital Equipment Corp. Sr. Notes 7 3/4/2023                               8,000M       8,091,250
                                 Exide Electronics Group, Inc. Sr. Sub. Notes 11 1/2/2006 w/Warrants        3,530M       4,359,550
                                 Viasystems Inc. Sr. Sub. Notes 9 3/4/2007+                                15,000M      15,562,500
                                 Total                                                                                  40,950,800
--------------------------------------------------------------------------------------------------------------------==============
Consumer Products 1.55%          American Standard Inc. Zero Coupon Sr. Sub. Deb. due 2005**                5,000M       5,050,000
                                 Interface Inc. Sr. Sub. Notes 9 1/2/2005                                  12,000M      12,720,000
                                 Leiner Health Products Inc. Sr. Sub. Notes 9 5/8/2007+                     6,250M       6,687,500
                                 Rayovac Corp. Sr. Sub. Notes 10 1/4/2006+                                  8,236M       9,018,420
                                 Twin Laboratories Inc. Sr. Sub. Notes 10 1/4/2006                         10,000M      10,850,000
                                 Total                                                                                  44,325,920
--------------------------------------------------------------------------------------------------------------------==============
Container and Packaging 1.56%    BWAY Corp. Sr. Sub. Notes 10 1/4/2007+                                     2,000M       2,190,000
                                 GCB Calmar Inc. Sr. Sub. Notes 11 1/2/2005                                12,000M      13,050,000
                                 Portola Packaging Inc. Sr. Notes 10 3/4/2005                               7,000M       7,402,500
                                 Printpack Inc. Sr. Sub. Notes 10 5/8/2006+                                 7,500M       8,006,250
                                 US Can Corporation Sr. Sub. Notes 10 1/8/2006+                             6,000M       6,360,000
                                 Vicap Guaranteed by Vitro, S.A. Sr. Notes 11 3/8/2007+                     7,500M       8,081,250
                                 Total                                                                                  45,090,000
--------------------------------------------------------------------------------------------------------------------==============
Drugs/Pharmaceuticals .20%       Alaris Medical Sys Sr. Sub. Notes 9 3/4/2006+                              5,500M       5,802,500
Financial .82%                   CEI Citicorp Holding 9 3/4/2007+                                           5,000M       4,800,000
                                 Indah Kiat International Finance 11 7/8/2002                               5,000M       4,825,000
                                 Indah Kiat International Finance 12 1/2/2006                               3,750M       3,656,250
                                 Navistar Financial Corp. Sr. Notes 9/2002+                                10,000M      10,425,000
                                 Total                                                                                  23,706,250
--------------------------------------------------------------------------------------------------------------------==============
Food 2.03%                       Ameri King, Inc. Sr. Notes 10 3/4/2006                                     7,300M       7,792,750
                                 Aurora Foods Sr. Sub. Notes 9 7/8/2007+                                    5,000M       5,300,000
                                 Coca-Cola Femsa S.A. 8.95/2006                                             5,000M       5,250,000
                                 Delta Beverage Group Sr. Notes 9 3/4/2003+                                 6,400M       6,720,000
                                 Doane Products Co. Sr. Notes 10 5/8/2006                                   8,000M       8,560,000
                                 Pepsi-Gemex 9 3/4/2004+                                                   13,000M      13,422,500
                                 Stroh Brewery 11.10/2006 w/Warrants                                        3,374M       2,884,770
                                 Van de Kamp's Inc. Sr. Sub. Notes 12/2005                                  7,500M       8,306,250
                                 Total                                                                                  58,236,270
--------------------------------------------------------------------------------------------------------------------==============
Forest Products .79%             Pacific Lumber Co. Sr. Notes 10 1/2/2003                                  15,000M      15,600,000
                                 US Timberland Sr. Notes 9 5/8/2007                                         6,700M       7,001,500
                                 Total                                                                                  22,601,500
--------------------------------------------------------------------------------------------------------------------==============
Hotel/Leisure 3.02%              Act III Theatres Inc. Sr. Sub. Notes 11 7/8/2003                           5,000M       5,387,500
                                 AMF Group Inc. Sr. Sub. Notes 10 7/8/2006                                  3,500M       3,850,000
                                 Aztar Corp. Sr. Sub. Notes 11/2002                                         8,500M       8,755,000
                                 Aztar Corp. Sr. Sub. Notes 13 3/4/2004                                     2,000M       2,295,000
                                 Claridge Hotel & Casino Corp. 1st Mtge. Notes 11 3/4/2002                  1,700M       1,666,000
                                 HMC Acquisition Properties Sr. Notes 9/2007                                5,000M       5,262,500
                                 HMH Properties Inc. Sr. Secured Notes 9 1/2/2005                          10,000M      10,675,000
                                 Host Marriott Travel Plazas Inc. Sr. Secured Notes 9 1/2/2005              5,000M       5,343,750
                                 Majestic Star Casino LLC Sr. Secured Notes 12 3/4/2003+                    5,000M       5,400,000
                                 Plitt Theatres Inc. Sr. Sub. Notes 10 7/8/2004                             8,000M       8,690,000
                                 Showboat Inc. 1st Mtge. Notes 9 1/4/2008                                   7,000M       7,525,000
                                 Showboat Marina 1st Mtge. 13 1/2/2003                                      6,000M       7,290,000
                                 Trump Atlantic City Funding 1st Mtge. Notes 11 1/4/2006                   15,000M      14,700,000
                                 Total                                                                                  86,839,750
                                 -----------------------------------------------------------------------------------==============

                                 Statement of Net Assets
                                 December 31, 1997

                                                                                                         Principal
                                 Investments                                                                Amount    Market Value
==================================================================================================================================
Household Products .91%          Fonda Group Inc. Sr. Sub. Notes 9 1/2/2007+                             $ 10,000M  $    9,550,000
                                 Knoll Inc. Sr. Sub. Notes 10 7/8/2006                                      3,285M       3,728,475
                                 Specialty Equipment Cos. Inc. Sr. Sub. Notes 11 3/8/2003                   5,000M       5,431,250
                                 Sweetheart Cup Sr. Sub. Notes 10 1/2/2003                                  7,500M       7,331,250
                                 Total                                                                                  26,040,975
--------------------------------------------------------------------------------------------------------------------==============
Industrial and
  Capital Goods .97%             Euramax International Sr. Sub. Notes 11 1/4/2006+                          6,250M       6,796,875
                                 Fairfield Manufacturing Inc. Sr. Sub. Notes 11 3/8/2001                    4,800M       5,094,000
                                 International Wire Group Inc. Sr. Sub. Notes 11 3/4/2005                  10,000M      11,000,000
                                 Scotsman Group Inc. Sr. Sub. Notes 8 5/8/2007                              5,000M       5,043,750
                                 Total                                                                                  27,934,625
--------------------------------------------------------------------------------------------------------------------==============
Machinery 1.86%                  Alvey Systems Inc. Sr. Sub. Notes 11 3/8/2003+                            10,000M      10,675,000
                                 Clark Materials Handling Sr. Notes 10 3/4/2006+                            6,850M       7,363,750
                                 Essex Group Inc. Sr. Notes 10/2003                                        14,030M      14,696,425
                                 GSI Group Inc. Sr. Sub. Notes 10 1/4/2007+                                 8,000M       8,280,000
                                 Terex Corporation Sr. Secured Notes 13 1/4/2002                            3,345M       3,821,663
                                 Tokheim Corporation Sr. Sub. Notes 11 1/2/2006+                            7,500M       8,550,000
                                 Total                                                                                  53,386,838
--------------------------------------------------------------------------------------------------------------------==============
Media 5.54%                      American Radio System Sr. Sub. Notes 9/2006                                8,000M       8,480,000
                                 Benedek Broadcasting Corp. Sr. Secured Notes 11 7/8/2005                   6,000M       6,750,000
                                 CBS Inc. Sr. Sub. Deb. 8 7/8/2022                                          2,000M       2,070,625
                                 Chancellor Radio Broadcasting Co. Sr. Sub. Notes 9 3/8/2004               15,000M      15,637,500
                                 Fox Kids Worldwide Inc. Sr. Notes 9 1/4/2007+                             10,000M       9,725,000
                                 Granite Broadcasting Corp. Sr. Sub. Notes 10 3/8/2005                     10,500M      11,038,125
                                 Gray Communication System Inc. Sr. Sub. Notes 10 5/8/2006                  4,000M       4,350,000
                                 Grupo Televisa, S.A. Sr. Notes Series B 11 7/8/2006                        5,000M       5,693,750
                                 Heritage Media Corp. Inc. Sr. Sub. Notes 8 3/4/2006                        7,500M       8,123,438
                                 ITT, Promedia Sr. Sub. Notes 9 1/8/2007+                                  20,000M      11,609,320
                                 SCI Television Sr. Secured Notes 11/2005                                   5,000M       5,165,625
                                 Sinclair Broadcasting Corp., Inc. Sr. Sub. Notes 8 3/4/2007                7,500M       7,518,750
                                 Sinclair Broadcasting Group, Inc. Sr. Sub. Notes 10/2005                  26,500M      28,156,250
                                 Sullivan Broadcasting Sr. Sub. Notes 10 1/4/2005                           8,500M       9,137,500
                                 TV Azteca S.A. Sr. Notes 10 1/2/2007                                      15,000M      15,525,000
                                 Viacom Inc. Sub. Deb. 8/2006                                              10,000M      10,137,500
                                 Total                                                                                 159,118,383
--------------------------------------------------------------------------------------------------------------------==============
Medical/Health Care 1.26%        Genesis Eldercare 9/2007+                                                  7,500M       7,350,000
                                 Integrated Health Services, Inc. Sr. Sub. Notes 10 1/4/2006+               6,875M       7,321,875
                                 Integrated Health Services, Inc. Sr. Sub. Notes 9 1/2/2007+                2,350M       2,432,250
                                 Packard Bioscience Co. Sr. Sub. Notes 9 3/8/2007+                         10,000M       9,625,000
                                 Tenet Healthcare Corporation Sr. Sub. Notes 8 5/8/2007                     9,000M       9,315,000
                                 Total                                                                                  36,044,125
--------------------------------------------------------------------------------------------------------------------==============
Miscellaneous 3.44%              Kinder Care Learning Center, Inc. Sr. Sub. Notes 9 1/2/2009                9,500M       9,500,000
                                 Prime Succession Acquisition Co. Sr. Sub. Notes 10 3/4/2004+               3,400M       3,740,000
                                 Republic of Argentina 9 3/4/2027                                          15,000M      14,437,500
                                 Republic of Argentina 11 3/8/2017                                          5,000M       5,478,125
                                 Republic of Venezuela 9 1/4/2027                                          25,000M      22,468,750
                                 United Mexican States 9 7/8/2007                                          22,500M      23,484,375
                                 United Mexican States 6 1/4/2019                                          20,000M      16,700,000
                                 Total                                                                                  95,808,750
--------------------------------------------------------------------------------------------------------------------==============
Oil and Gas 6.41%                Coda Energy Inc. Sr. Sub. Notes 10 1/2/2006                               12,000M      13,020,000
                                 Cross Timbers Oil Co. Sr. Sub. Notes 9 1/4/2007+                          17,500M      18,331,250
                                 Crown Central Petroleum Corp. Sr. Notes 10 7/8/2005                       11,500M      12,132,500
                                 Flores & Rucks Sr. Sub. Notes 9 3/4/2006                                  15,000M      16,518,750
                                 Giant Industries Sr. Sub. Notes 9/2007+                                    7,500M       7,500,000

                                 Statement of Net Assets
                                 December 31, 1997

                                                                                                         Principal
                                 Investments                                                                Amount    Market Value
==================================================================================================================================
                                 Gulf Canada Resources Sr. Sub. Notes 9 1/4/2004                         $ 10,000M  $   10,559,375
                                 HS Resources Inc. Sr. Sub. Notes 9 7/8/2003                                8,500M       8,840,000
                                 HS Resources Inc. Sr. Sub. Notes 9 1/4/2006+                               6,500M       6,711,250
                                 KCS Energy, Inc. Sr. Notes 11/2003                                         8,500M       9,392,500
                                 Lomak Petroleum Inc. Sr. Sub. Notes 8 3/4/2007                            10,000M      10,150,000
                                 Metro Gas, S.A. Sr. Sub. Notes 12/2000                                     6,000M       6,435,000
                                 Perez Company S.A. 9/2004+                                                16,830M      17,124,525
                                 Petroleos Mexicanos 9/2007+                                               22,500M      22,668,750
                                 Pogo Producing Sr. Sub. Notes 8 3/4/2017+                                  9,000M       9,270,000
                                 United Meridian Corp. Sr. Sub. Notes 10 3/8/2005                           6,750M       7,408,125
                                 Vintage Petroleum Sr. Sub. Notes 8 5/8/2009                                7,500M       7,856,250
                                 Total                                                                                 183,918,275
--------------------------------------------------------------------------------------------------------------------==============
Oil Service .83%                 Dailey Petroleum Services Corp. Sr. Notes 93/4/2007+                      10,000M      10,550,000
                                 DI Industries Inc. Sr. Notes 8 7/8/2007                                   10,000M      10,450,000
                                 Newpark Resources Inc. Sr. Sub. Notes 8 5/8/2007+                          2,750M       2,805,000
                                 Total                                                                                  23,805,000
--------------------------------------------------------------------------------------------------------------------==============
Paper and Pulp 2.25%             Crown Paper Co. Sr. Sub. Notes 11/2005                                    10,000M      10,250,000
                                 Four M Corp. Sr. Secured Notes Series B 12/2006+                           7,000M       7,455,000
                                 S.D. Warren Co. Sr. Sub. Notes 12/2004                                    12,000M      13,425,000
                                 Stone Container Corp. Sr. Sub. Notes 12 5/8/1998                           8,200M       8,460,094
                                 Stone Container Corp. 1st Mtge. Notes 10 3/4/2002                         14,000M      14,595,000
                                 Tembec Finance Corp. Sr. Notes 9 7/8/2005                                 10,000M      10,250,000
                                 Total                                                                                  64,435,094
--------------------------------------------------------------------------------------------------------------------==============
Printing and Publishing .55%     Big Flower Press Sr. Sub. Notes 87/8/2007+                                10,000M      10,125,000
                                 Garden State Newspapers Inc. Sr. Sub. Notes 12/2004                        5,000M       5,687,500
                                 Total                                                                                  15,812,500
--------------------------------------------------------------------------------------------------------------------==============
Real Estate .15%                 Trizec Finance Ltd. Sr. Notes 10 7/8/2005                                  3,860M       4,342,500
--------------------------------------------------------------------------------------------------------------------==============
Retail 1.90%                     Guess Inc. Sr. Sub. Notes 9 1/2/2003                                      11,740M      12,092,200
                                 Pamida Inc. Sr. Sub. Notes 11 3/4/2003                                     8,000M       8,240,000
                                 Specialty Retailers, Inc. Sr. Sub. Notes 9/2007+                           4,750M       4,868,750
                                 Stater Brothers Holdings Sr. Sub. Notes 11/2001                            9,971M      11,017,955
                                 Stater Brothers Holdings Sr. Sub. Notes 9/2004+                            9,065M       9,506,919
                                 United Stationers Supply Co. Sr. Sub. Notes 12 3/4/2005                    7,653M       8,743,553
                                 Total                                                                                  54,469,377
--------------------------------------------------------------------------------------------------------------------==============
Steel 2.43%                      AK Steel Corp. Sr. Notes 10 3/4/2004                                       6,000M       6,405,000
                                 Armco Inc. Sr. Sub. Notes 9/2007                                          15,000M      14,850,000
                                 G.S. Technologies Operating Inc. Sr. Notes 12 1/4/2005                     6,000M       6,750,000
                                 Hylsa S.A. De Cv Sr. Notes 9 1/4/2007+                                     7,000M       6,895,000
                                 Interlake Corp. Sr. Notes 12/2001                                          5,000M       5,500,000
                                 Ivaco Inc. Sr. Notes 11 1/2/2005                                           5,000M       5,425,000
                                 WCI Steel Inc. Sr. Secured Notes 10/2004+                                 15,000M      15,450,000
                                 Westmin Resources Ltd Sr. Notes 11/2007                                    7,500M       8,250,000
                                 Total                                                                                  69,525,000
--------------------------------------------------------------------------------------------------------------------==============
Supermarket .03%                 Farm Fresh Holdings Sr. Notes P.I.K. 14 1/4/2002* ***                      8,073M         791,363
                                 Victory Markets Inc. Sub. Notes 12 1/2/2000*                               5,000M         150,000
                                 Total                                                                                     941,363
--------------------------------------------------------------------------------------------------------------------==============
Textile 2.18%                    Dan River Inc. Sr. Sub. Notes 10 1/8/2003                                  6,000M       6,397,500
                                 Delta Mills Inc. Sr. Notes 95/8/2007+                                     10,000M      10,200,000
                                 Dyersburg Corp. Sr. Sub. Notes 93/4/2007                                   2,500M       2,606,250
                                 GFSI, Inc. Sr. Sub. Notes 95/8/2007+                                      15,000M      15,450,000
                                 Pillowtex Corp. Sr. Sub. Notes 9/2007+                                     7,500M       7,725,000
                                 Riddell Sports Inc. Sr. Notes 10 1/2/2007+                                10,000M      10,425,000

                                 Statement of Net Assets
                                 December 31, 1997

                                                                                                         Principal
                                 Investments                                                                Amount    Market Value
==================================================================================================================================
                                 William Carter Sr. Sub. Notes 10 3/8/2006+                               $ 4,475M  $    4,721,125
                                 Worldtex Inc. Sr. Notes 9 5/8/2007+                                        4,750M       4,892,500
                                 Total                                                                                  62,417,375
--------------------------------------------------------------------------------------------------------------------==============
Transportation .78%              Atlantic Express 10 3/4/2004+                                              6,200M       6,618,500
                                 Blue Bird Body Company 10 3/4/2006+                                        3,000M       3,236,250
                                 Ryder Trs, Inc. Sr. Sub. Notes 10/2006+                                   12,500M      12,593,750
                                 Total                                                                                  22,448,500
--------------------------------------------------------------------------------------------------------------------==============
Utility 1.15%                    AEI Holding Co. Sr. Notes 10/2007+                                         6,000M       6,210,000
                                 Cal Energy Co. Inc. Sr. Notes 9 1/2/2006+                                  8,000M       8,780,000
                                 Comp Energeticia Sao Paulo Notes 9 1/8/2007+                              10,000M       8,800,000
                                 Voto-Votorantim 8 1/2/2005+                                               10,000M       9,150,000
                                 Total                                                                                  32,940,000
--------------------------------------------------------------------------------------------------------------------==============
Waste Management .23%            Allied Waste North America 10 1/4/2006+                                    6,000M       6,615,000
                                 -----------------------------------------------------------------------------------==============
                                 Total Investments in High-Yield Corporate Debt (Cost $1,873,576,819)                1,926,432,365
==================================================================================================================================
Convertible Debt 12.38%
==================================================================================================================================
Advertising .71%                 Interpublic Group of Companies Conv. Sub. Deb. 1.80/2004+                  7,500M       6,193,360
                                 Omnicom Group Inc. Conv. Sub. Deb. 4 1/4/2007+                            10,000M      14,160,937
                                 Total                                                                                  20,354,297
--------------------------------------------------------------------------------------------------------------------==============
Automotive .17%                  MascoTech Inc. Conv. Sub. Deb. 4 1/2/2003                                  3,500M       3,086,563
                                 Pep Boys Zero Coupon Conv. Notes due 2011                                  3,300M       1,776,844
                                 Total                                                                                   4,863,407
--------------------------------------------------------------------------------------------------------------------==============
Banking .38%                     Fuji International Finance Trust Conv. Unit .25/2002+                        563M       5,147,931
                                 GS Financial Products (Citicorp) Conv. Deb. 3/2002                         6,000M       5,743,125
                                 Total                                                                                  10,891,056
--------------------------------------------------------------------------------------------------------------------==============
Business Services 1.13%          Automatic Data Processing Zero Coupon Conv. Sub. Deb. due 2012            23,000M      18,353,281
                                 Businessland Inc. Conv. Sub. Deb. 5 1/2/2007                               5,300M       3,842,500
                                 Corestaff Inc. Conv. Sub. Deb. 2.94/2004                                  12,000M      10,065,000
                                 Total                                                                                  32,260,781
--------------------------------------------------------------------------------------------------------------------==============
Communications .39%              Broadband Technologies, Inc. Conv. Sub. Deb. 5/2001+                       3,000M       1,892,813
                                 Telefonica Conv. Sub. Deb. 2/2002+                                         5,150M       5,549,125
                                 Telekom Malaysia Conv. Notes 4/2004+                                       5,000M       3,862,500
                                 Total                                                                                  11,304,438
--------------------------------------------------------------------------------------------------------------------==============
Computer Software and
Services .33%                    National Data Corp. Sub. Notes 5/2003                                     10,000M       9,560,938
--------------------------------------------------------------------------------------------------------------------==============
Consumer Products .20%           CS First Boston (Exch. PG) Conv. Deb. 3 1/2/2001                           4,700M       5,804,500
--------------------------------------------------------------------------------------------------------------------==============
Data Processing Equipment        EMC Corp. Conv. Sub. Notes 3 1/4/2002+                                     3,000M       4,049,063
and Components .83%              HMT Technology Conv. Deb. 5 3/4/2004+                                      5,000M       4,385,938
                                 Read-Rite Corp. Conv. Sub. Deb. 6 1/2/2004                                 3,800M       3,184,875
                                 Synoptics Communications Conv. Deb. 5 1/4/2003+                           12,500M      12,119,141
                                 Total                                                                                  23,739,017
--------------------------------------------------------------------------------------------------------------------==============
Drugs/Pharmaceuticals 1.97%      Alza Corp. Conv. Sub. Deb. 5/2006                                         11,000M      11,661,719
                                 Rite Aid Corp. Conv. Sub. Notes 5 1/4/2002+                               10,000M      10,831,250
                                 Roche Holdings Inc. Zero Coupon Conv. Notes due 2010+                     45,000M      24,918,750
                                 Swiss Bank (Novartis) Sr. 2 1/2/2002+                                      6,000M       6,285,000
                                 Synetic Inc. Conv. Sub. Deb. 5/2007                                        3,350M       2,837,555
                                 Total                                                                                  56,534,274
--------------------------------------------------------------------------------------------------------------------==============
Electrical Equipment .20%        Thermo Instrument System Conv. Deb. 4 1/2/2003+                            5,000M       5,763,281
--------------------------------------------------------------------------------------------------------------------==============
Electronics .69%                 Hewlett-Packard Co. Conv. Zero Coupon Due 2017+                           19,000M      10,013,594
                                 Xilinx Inc. Conv. Sub. Notes 5 1/4/2002+                                  10,000M       9,812,500
                                 Total                                                                                  19,826,094
                                 -----------------------------------------------------------------------------------==============

                                 Statement of Net Assets
                                 December 31, 1997

                                                                                                         Principal
                                                                                                            Amount
                                 Investments                                                             or shares    Market Value
==================================================================================================================================
Financial .34%                   Morgan Stanley (GE) Conv. Sub. Deb. 1 1/2/2003                          $ 10,000M  $    9,700,000
--------------------------------------------------------------------------------------------------------------------==============
Industrial and
  Capital Goods .70%             Orbital Sciences Corp. Conv. Sub. Deb. 5/2002+                            10,000M      12,700,000
                                 RPM Inc. Zero Coupon Conv. Sub. Deb. due 2012                             15,000M       7,256,250
                                 Total                                                                                  19,956,250
--------------------------------------------------------------------------------------------------------------------==============
Insurance .90%                   American International Group Conv. 2 1/4/2004                             20,000M      20,109,375
                                 CII Financial Inc. Conv. Sub. Deb. 7 1/2/2001                              6,000M       5,790,000
                                 Total                                                                                  25,899,375
--------------------------------------------------------------------------------------------------------------------==============
Oil and Gas 1.26%                Pennzoil (Exch. Chevron) Conv. Sub. Deb. 4 3/4/2003                       10,000M      13,368,750
                                 Pogo Producing Co. Conv. Sub. Notes 5 1/2/2006+                            5,000M       4,884,375
                                 Swift Energy Co. Conv. 6 1/4/2006                                          8,500M       8,553,125
                                 Texaco Capital Inc. Conv. 3 1/2/2004                                       7,000M       6,912,500
                                 Wainoco Oil Corp. Inc. Conv. Sub. Deb. 7 3/4/2014                          2,400M       2,430,000
                                 Total                                                                                  36,148,750
--------------------------------------------------------------------------------------------------------------------==============
Oil Service .80%                 Baker Hughes Inc. Zero Coupon Conv. Notes Due 2008                        15,000M      12,846,094
                                 Loews Corp. (DO) Conv. Sub. Notes 3 1/8/2007                              10,000M      10,101,563
                                 Total                                                                                  22,947,657
--------------------------------------------------------------------------------------------------------------------==============
Photography .14%                 Xerox Credit Into Xerox Corp. Conv. 2 7/8/2002                             4,000M       4,036,875
--------------------------------------------------------------------------------------------------------------------==============
Printing and Publishing .95%     Scholastic Corp. Conv. Sub. Deb. 5/2005+                                  13,020M      11,604,075
                                 Times Mirror Company Zero Coupon Conv. Sub. Deb. due 2017+                30,000M      12,675,000
                                 World Color Press Inc. Conv. Sub. Notes 6/2007                             3,000M       2,880,000
                                 Total                                                                                  27,159,075
--------------------------------------------------------------------------------------------------------------------==============
Restaurant .14%                  UBS Fin. (Exch. MCD) Conv. Notes 2/2000                                    4,000M       3,883,750
--------------------------------------------------------------------------------------------------------------------==============
Waste Management .15%            WMX Technologies Inc. Conv. Sub. Notes 2/2005                              5,000M       4,298,438
--------------------------------------------------------------------------------------------------------------------==============
                                 Total Investments in Convertible Debt (Cost $341,814,745)                             354,932,253
==================================================================================================================================
Preferred and Convertible-Preferred Stocks, Common Stocks and Warrants 6.83%
==================================================================================================================================
Automotive .69%                  Federal-Mogul Fin Trust 7.0% Conv. Pfd.+                                  388,000      19,751,625
--------------------------------------------------------------------------------------------------------------------==============
Banking .98%                     California Federal Preferred Capital Corp. Series A $9.125 Pfd.           350,000       9,187,500
                                 Crossland Savings FSB Brooklyn, NY Series A $1.8125 Conv. Pfd.*           375,000           5,859
                                 National Australia Bank Pfd. $7.875                                       297,000       8,408,813
                                 Westpac Banking Conv. Pfd. 10/2000                                        307,500      10,378,125
                                 Total                                                                                  27,980,297
--------------------------------------------------------------------------------------------------------------------==============
Building Materials .35%          Owens Corning $3.25 Conv. Pfd.+                                           200,000      10,015,625
--------------------------------------------------------------------------------------------------------------------==============
Communications .37%              Chancellor Media Corporation $3.00 Conv. Pfd.+                            120,000       9,585,000
                                 Intermedia Communication w/Warrants expire 6/1/2000+                        5,000         454,063
                                 Nextel Communication Inc. Class A                                          20,140         523,640
                                 Total                                                                                  10,562,703
--------------------------------------------------------------------------------------------------------------------==============
Container and Packaging .28%     Crown Cork & Seal Inc. $1.885 Conv. Pfd.                                  170,000       7,952,813
--------------------------------------------------------------------------------------------------------------------==============
Financial .69%                   Jefferson-Pilot Corp. (NBX) $5.256 Conv. Pfd.                             185,000      19,795,000
--------------------------------------------------------------------------------------------------------------------==============
Insurance 1.24%                  Aetna Inc. $4.758 Conv. Pfd. Class C                                       50,000       3,575,000
                                 American Bankers Ins. Group Series B $3.125 Conv. Pfd.                     73,000       6,816,375
                                 American General Series A $3.00 Conv. Pfd.                                150,000      10,650,000
                                 Frontier Insurance Group, Inc. $6.250 Conv. Pfd.+                         125,000       7,312,500
                                 St. Paul's Capital, LLC $3.00 Conv. Pfd.                                  100,000       7,200,000
                                 Total                                                                                  35,553,875
--------------------------------------------------------------------------------------------------------------------==============
Machinery .21%                   Navistar International Corp. Series G $6.00 Conv. Pfd.                    100,000       5,975,000
--------------------------------------------------------------------------------------------------------------------==============
Miscellaneous .44%               Corning Delaware LP $3.00 Conv. Pfd.                                      170,000      10,476,250
                                 Next Level Sys Inc.                                                       126,315       2,257,881
                                 Total                                                                                  12,734,131
                                 -----------------------------------------------------------------------------------==============

                                 Statement of Net Assets
                                 December 31, 1997

                                                                                                         Shares or
                                                                                                         Principal
                                 Investments                                                                Amount    Market Value
==================================================================================================================================
Oil and Gas .81%                 Lomak Petroleum Inc. $5.75 Conv. Pfd.+                                   $ 54,300  $    2,575,856
                                 Occidental Petroleum $3.875 Conv. Pfd.+                                   100,000       6,503,125
                                 Unocal Corp. $6.250 Conv. Pfd.                                            250,000      14,195,313
                                 Total                                                                                  23,274,294
--------------------------------------------------------------------------------------------------------------------==============
Paper and Pulp .21%              International Paper Capital Trust $2.625 Conv. Pfd.                       125,000       6,072,266
--------------------------------------------------------------------------------------------------------------------==============
Real Estate .38%                 Walden Residential Properties $2.30 Pfd. w/Warrants                       400,000      10,750,000
--------------------------------------------------------------------------------------------------------------------==============
Waste Management .18%            Browning Ferris Industries Inc. $2.58 Conv. Pfd.                          150,000       5,100,000
                                 -----------------------------------------------------------------------------------==============
                                 Total Investments in Preferred and Convertible-Preferred Stocks,
                                 Common Stocks and Warrants (Cost $180,628,681)                                        195,517,629
==================================================================================================================================
Investment-Grade Corporate Bonds .93%
==================================================================================================================================
                                 Bell Cable Media plc Zero Coupon Sr. Discount Notes due 2004**            10,000M       9,409,375
                                 Credit Suisse First Boston Series 97-C2 A2 6.52/2007                       2,000M       2,014,375
                                 GMAC Series 97-C2 A2 6.55/2007                                             3,050M       3,071,445
                                 IMCHome Equity Loan Trust Series 97-5 A4 6.53/2013                         2,150M       2,150,336
                                 Sears Credit Account Master Trust 1996-1A 6.2/2002                        10,000M      10,015,625
                                 Total Investments in Investment-Grade Corporate Bonds (Cost $25,584,211)               26,661,156
==================================================================================================================================
U.S. Government Obligations 11.10%
==================================================================================================================================
                                 Federal National Mortgage Association 61/2% due on an announced basis    100,000M      98,750,000
                                 Federal National Mortgage Association 7% due on an announced basis       100,000M     100,640,625
                                 Federal National Mortgage Association 7% due 3/1/2026                      9,373M       9,463,477
                                 Federal National Mortgage Association 71/2% due 6/01/2027                 24,334M      24,907,628
                                 Government National Mortgage Association 71/2% due 1/15/2027              23,894M      24,491,432
                                 U.S. Treasury Notes 71/2% due 5/15/2002                                   30,000M      32,020,313
                                 U.S. Treasury Notes 77/8% due 11/15/2004                                  25,000M      27,953,125
                                 Total Investments in Government Obligations (Cost $315,739,485)                       318,226,600
                                 -----------------------------------------------------------------------------------==============
                                 Total Investments in Securities (Cost $2,737,343,941)                               2,821,770,003
==================================================================================================================================
Other Assets, Less Liabilities 1.55%
==================================================================================================================================
Short-Term Investments           American Express Credit Corp. 6.20% due 1/6/1998                           4,000M       4,000,000
                                 American Express Credit Corp. 6.25% due 1/2/1998                           5,000M       5,000,000
                                 Federal Home Loan Banks 91/2% due 1/15/1998                               50,000M      50,070,313
                                 Federal Home Loan Banks 121/2% due 4/23/1998                              50,000M      51,046,875
                                 Federal National Mortgage Association 121/2% due 3/19/1998                76,000M      77,128,125
                                 Total (Cost $190,096,400)                                                             187,245,313
                                 -----------------------------------------------------------------------------------==============
Cash and Receivables, Net of Liabilities                                                                             (142,831,386)
----------------------------------------------------------------------------------------------------------------------------------
                                 Total Other Assets, Less Liabilities                                                   44,413,927
==================================================================================================================================
Net Assets 100.00%                                                                                                  $2,866,183,930
==================================================================================================================================

                                 Class A Shares-Net asset value ($2,071,047,126 / 212,228,650 shares outstanding)            $9.76
                                 Class B Shares-Net asset value ($374,895,445 / 38,431,556 shares outstanding)               $9.75
                                 Class C Shares-Net asset value ($420,241,359 / 43,029,497 shares outstanding)               $9.77

                                 *     Non-income producing.
                                 **    Deferred-interest debentures pay no interest for a
                                       stipulated number of years, after which time they
                                       pay a stipulated coupon rate.
                                 ***   Represents a payment-in-kind security, which may
                                       pay interest/dividends in additional face/shares.
                                 +     Restricted security under Rule 144A.
                                       See Notes to Financial Statements.

           Statement of Operations

Investment Income                                                                                     Year Ended December 31, 1997
==================================================================================================================================
Income     Interest                                                                                  $ 210,133,969
           Dividends                                                                                    10,189,951
           Total income                                                                                               $220,323,920
           -----------------------------------------------------------------------------------------------------------------------
Expenses   Management fee                                                                               11,621,344
           12b-1 distribution plan-Class A                                                               5,369,967
           12b-1 distribution plan-Class B                                                               2,452,228
           12b-1 distribution plan-Class C                                                               3,466,612
           Shareholder servicing                                                                         2,599,939
           Reports to shareholders                                                                         358,059
           Registration                                                                                    304,431
           Directors                                                                                        51,798
           Professional services                                                                           149,339
           Other                                                                                           195,918
           Total expenses                                                                                               26,569,635
           -----------------------------------------------------------------------------------------------------------------------
           Net investment income                                                                                       193,754,285
           -----------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments and Foreign Currency Transactions
==================================================================================================================================
Realized gain from investments and foreign currency transactions
           Proceeds from sales                                                                       2,386,795,136
           Cost of investments sold                                                                  2,347,989,810
           -----------------------------------------------------------------------------------------------------------------------
           Net realized gain                                                                            38,805,326
           -----------------------------------------------------------------------------------------------------------------------
Unrealized appreciation of investments and foreign currency holdings                                    60,937,427
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency transactions                                       99,742,753
----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                                                                  $293,497,038
==================================================================================================================================

           See Notes to Financial Statements.


               Statements of Changes in Net Assets

                                                                                                         Year Ended December 31,
Increase (Decrease) in Net Assets                                                                          1997           1996
==================================================================================================================================
Operations     Net investment income                                                                $  193,754,285  $  145,990,034
               Net realized gain from investment transactions                                           38,805,326      21,344,390
               Net unrealized appreciation of investments                                               60,937,427      19,291,096
               Net increase in net assets resulting from operations                                    293,497,038     186,625,520
               -------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included in price of share transactions                              1,349,118       3,837,343
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income
               Class A                                                                                (157,993,072)   (142,154,269)
               Class B                                                                                 (17,790,074)     (1,525,182)
               Class C                                                                                 (26,182,650)     (8,199,939)
               Total distributions                                                                    (201,965,796)   (151,879,390)
               -------------------------------------------------------------------------------------------------------------------
Capital share transactions
               Net proceeds from sale of shares                                                        870,972,951     659,731,030
               Net asset value of shares issued to shareholders in reinvestment of net
                 investment income                                                                     102,641,162      75,207,820
               Net asset value of shares issued in exchange for assets acquired in
                 tax-free acquisition                                                                            -     208,387,462
               Total                                                                                   973,614,113     943,326,312
               -------------------------------------------------------------------------------------------------------------------
               Cost of shares reacquired                                                              (329,731,940)   (191,996,711)
               -------------------------------------------------------------------------------------------------------------------
               Increase in net assets derived from capital share transactions                          643,882,173     751,329,601
               -------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                           736,762,533     789,913,074
----------------------------------------------------------------------------------------------------------------------------------
Net Assets     Beginning of year                                                                     2,129,421,397   1,339,508,323
               End of year (including undistributed net investment income of $5,940,360 and
               $28,014,489, respectively)                                                           $2,866,183,930  $2,129,421,397
               ===================================================================================================================

               See Notes to Financial Statements.

Financial Highlights

                                                                                                           Class A Shares
                                                             -------------------------------------------------------------
                                                                                                  Year Ended December 31,
Per Share Operating Performance:                                1997         1996          1995          1994        1993
==========================================================================================================================
Net asset value, beginning of period                         $  9.41      $  9.29       $  8.71       $  9.95      $ 9.43
     Income from investment operations
     Net investment income                                       .75(b)       .81           .85           .84         .89
     Net realized and unrealized gain (loss)on investments       .40          .17          .606        (1.203)        .55
     Total from investment operations                           1.15          .98         1.456         (.363)       1.44
     ---------------------------------------------------------------------------------------------------------------------
     Distributions
     Dividends from net investment income                       (.80)        (.86)        (.876)        (.877)       (.92)
     ---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  9.76      $  9.41       $  9.29       $  8.71      $ 9.95
--------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                12.70%       11.16%        17.50%        (3.87)%     15.97%
==========================================================================================================================
     Ratios to Average Net Assets:
     Expenses                                                    .89%         .89%          .82%          .88%        .88%
     Net investment income                                      7.89%        8.77%         9.41%         8.97%       9.17%
     =====================================================================================================================

                                                                        Class B Shares              Class C Shares
----------------------------------------------------------------------------------------------------------------------------
                                                              Year Ended                      Year Ended
                                                            December 31,         8/1/96(d)  December 31,         7/15/96(d)
Per Share Operating Performance:                                    1997    to 12/31/96             1997     to 12/31/96
=========================================================================================== ================================
Net asset value, beginning of period                         $     9.41      $     9.13       $     9.41       $    9.05
------------------------------------------------------------------------------------------- --------------------------------
     Income from investment operations
     Net investment income                                          .68(b)          .34              .69(b)          .35
     Net realized and unrealized gain on investments                .38             .26              .39             .33
     Total from investment operations                              1.06             .60             1.08             .68
     -------------------------------------------------------------------------------------- --------------------------------
     Distributions
     Dividends from net investment income                          (.72)           (.32)            (.72)           (.32)
     -------------------------------------------------------------------------------------- --------------------------------
Net asset value, end of period                               $     9.75      $     9.41       $     9.77       $    9.41
------------------------------------------------------------------------------------------- --------------------------------
Total Return(a)                                                   11.85%           6.57%(c)        11.97%           7.86%(c)
============================================================================================================================
     Ratios to Average Net Assets:
     Expenses                                                      1.63%            .70%(c)         1.58%            .75%(c)
     Net investment income                                         7.06%           3.37%(c)         7.16%           3.72%(c)
     =======================================================================================================================

                                                                                      Year Ended December 31,
Supplemental Data for All Classes:           1997            1996             1995           1994          1993
================================================================================================================
     Net assets, end of year (000)     $2,866,184      $2,129,421       $1,339,508       $987,613      $969,736
     Portfolio turnover rate                89.14%         106.79%          134.90%        147.98%       159.79%
     ===========================================================================================================

      (a)   Total return does not consider the effects of sales loads.
      (b)   Calculated using average shares outstanding during the period.
      (c)   Not annualized.
      (d)   Commencement of offering respective class shares.
            See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Bond-Debenture Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Company:

(a) Market value is determined as follows: Securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and asked prices on such exchange, or, in the case of bonds and notes, in the over-the-counter market if, in the judgment of the Company's officers, that market more accurately reflects the market value of bonds and notes. Securities traded only in the over-the-counter market are valued at the mean between the bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Directors.

(b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required.

(c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Company has elected not to amortize premiums on U.S. Government bonds, which is consistent with the treatment for federal income tax purposes. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) A portion of the proceeds from sales and costs of repurchases of capital shares, equivalent to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed income. Undistributed net investment income per share thus is unaffected by sales or repurchases of shares.

(e) The Company enters into forward currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. A forward contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation of investments and foreign currency holdings. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from security and foreign currency transactions. Risks may arise due to changes in the value of the foreign currency and as a result of the potential inability of the counterparties to meet the terms of their contracts.

2. Management Fee and Other Transactions with Affiliates

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management, research, statistical and advisory services and pays officers' remuneration and certain other expenses of the Company. The management fee is based on average daily net assets at the following annual rates: 0.50% on the first $500 million and 0.45% on assets over $500 million.

The Company has Rule 12b-1 plans and agreements (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The Company makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Company pays Distributor (1) an annual service fee of 0.15% of the average daily net asset value of shares sold prior to June 1, 1990 and 0.25% of the average daily net asset value of shares sold on or after that date, (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) a supplemental annual distribution fee of 0.10% of the average daily net assets of Class A shares serviced by certain qualifying institutions. Pursuant to the Class B Plan, the Company pays Distributor an annual service and a distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the Class B shares. Pursuant to the Class C Plan, the Company pays Distributor
(1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding.

Distributor received $1,748,388 representing payment of commissions on sales of Class A shares after deducting $11,119,368 allowed to authorized distributors as concessions. Certain of the Company's officers and directors have an interest in Lord Abbett.

3. Distributions

Dividends from net investment income are paid monthly. Capital gain distributions, if any, will be made annually. At December 31, 1997, accumulated net realized loss for financial reporting purposes aggregated $61,347,182.

The Company had a capital loss carryforward as of December 31, 1997 of approximately $61,345,000 of which $10,990,000 expires in 1999, $35,000 expires in 2002 and $50,320,000 in 2003. No capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles.

4. Capital

The Company has authorized 600 million shares of $.001 par value capital stock designated as follows: Class A-360 million shares, Class B-160 million shares and Class C-80 million shares. Paid in capital amounted to $2,839,891,222 at December 31, 1997. Transactions in shares of capital stock were as follows:

Notes to Financial Statements

                                       Year Ended                    Year Ended
                                December 31, 1997             December 31, 1996
                      ---------------------------- -----------------------------
Class A                    Shares          Amount         Shares         Amount
-------------------------------------------------- -----------------------------
Sales of shares        46,518,192   $ 442,496,854     52,597,828  $ 482,030,592

Shares issued to
shareholders in
reinvestment of net
investment income       8,213,131      78,274,234      7,626,981     70,002,967
Total                  54,731,323     520,771,088     60,224,809    552,033,559
-------------------------------------------------- -----------------------------
Shares reacquired     (27,836,818)   (264,621,803)   (19,113,648)  (177,419,703)
Increase in shares     26,894,505   $ 256,149,285     41,111,161  $ 374,613,856
--------------------------------------------------------------------------------

                                                                 August 1, 1996
                                                               (Commencement of
                                       Year Ended      offering Class B shares)
                                December 31, 1997          to December 31, 1996
                      ---------------------------- -----------------------------
Class B                    Shares          Amount         Shares         Amount
-------------------------------------------------- -----------------------------
Sales of shares         27,683,539   $264,657,297     11,594,111   $107,794,119

Shares issued to
shareholders in
reinvestment of net
investment income          970,289      9,292,808         80,127        746,995
Total                   28,653,828    273,950,105     11,674,238    108,541,114
-------------------------------------------------- -----------------------------
Shares reacquired       (1,792,655)   (17,211,993)      (103,855)      (972,069)
Increase in shares      26,861,173   $256,738,112     11,570,383   $107,569,045
-------------------------------------------------------------------------------

                                                                  July 15, 1996
                                                               (Commencement of
                                       Year Ended      offering Class C shares)
                                December 31, 1997          to December 31, 1996
                      ---------------------------- -----------------------------
Class C                    Shares          Amount         Shares         Amount
-------------------------------------------------- -----------------------------
Sales of shares        17,113,612    $ 163,818,800     7,294,466  $  69,906,319

Shares issued to
shareholders in
reinvestment of net
investment income       1,573,966       15,074,120       488,922      4,457,858

Shares issued to
shareholders in
exchange for net
assets acquired in
tax-free acquisition         --               --      23,033,874    208,387,462
Total                  18,687,578      178,892,920    30,817,262    282,751,639
-------------------------------------------------- -----------------------------
Shares reacquired      (5,004,533)     (47,898,144)   (1,470,810)   (13,604,939)
Increase in shares     13,683,045    $ 130,994,776    29,346,452  $ 269,146,700
--------------------------------------------------------------------------------

5. Purchases and Sales of Securities

Purchases and sales of investment securities (other than U.S. Government obligations, short-term investments and foreign currency transactions) aggregated $1,540,132,165 and $858,533,452, respectively. Purchases and sales of U.S. Government obligations aggregated $1,488,485,325 and $1,516,907,402, respectively. As of December 31, 1997, unrealized appreciation for federal income tax purposes aggregated $81,574,975, of which $146,058,376 related to appreciated securities and $64,483,401 related to depreciated securities. For federal income tax purposes, the identified cost of investments owned at December 31, 1997 was substantially the same as the cost for financial reporting purposes.

At December 31, 1997 the Company had outstanding forward currency contracts to sell foreign currency as follows:

                                     Value at
Foreign Currency              Settlement Date      Current
Sell Contracts                     Receivable        Value        Appreciation
--------------------------------------------------------------------------------
Deutsche Marks,
expiring 1/6/98                   $11,242,460    $11,117,905       $124,555
--------------------------------------------------------------------------------

6. Directors' Remuneration

The Directors of the Company associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Directors' fees payable at December 31, 1997, under a deferred compensation plan were $444,000.

7. Acquisition

On July 12, 1996, the Company acquired the net assets of Lord Abbett Securities Trust-Bond-Debenture Trust (the "Trust") pursuant to a plan of reorganization approved by the Trust's shareholders on June 19, 1996. The acquisition was accomplished by a tax-free exchange of 23,033,874 shares of newly issued Class C shares for 44,089,410 shares of the Trust valued at $208,387,462 in the aggregate on July 12, 1996. The aggregate net assets of the Company and the Trust immediately before the acquisition were $1,535,612,851 and $208,387,462 (including $1,759,291 of net unrealized depreciation and $79,619 of accumulated net realized losses), respectively.

Independent Auditors' Report

The Board of Directors and Shareholders,
Lord Abbett Bond-Debenture Fund, Inc.:

We have audited the accompanying statement of net assets of Lord Abbett Bond-Debenture Fund, Inc. as of December 31, 1997, the related statements of operations and of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Lord Abbett Bond-Debenture Fund, Inc. at December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP
New York, New York
February 9, 1998

1997 Tax Information

In January 1998, shareholders of Lord Abbett Bond-Debenture Fund, Inc. received information which must be included in each shareholder's federal income tax return. In accordance with the regulations of the U.S. Treasury Department, this information must be reported by the Fund to the Internal Revenue Service.

5.27% of the Fund's dividends for the fiscal year ended December 31, 1997 qualify for the dividend-received deduction available to corporate shareholders in accordance with Section 243 of the Internal Revenue Code.

Lord Abbett Bond-Debenture Fund, Inc.
New York, New York

Copyright (C) 1998 by Lord Abbett Bond-Debenture Fund, Inc., 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Bond-Debenture Fund, Inc., is to be distributed only if preceded or accompanied by a current prospectus, which includes information concerning the Fund's investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.

  Our Management

  Board of Directors

  Robert S. Dow
  E. Wayne Nordberg
  E. Thayer Bigelow*+
  Stewart S. Dixon*
  John C. Jansing*
  C. Alan MacDonald*+
  Hansel B. Millican, Jr.*
  Thomas J. Neff*+
* Outside Director
+ Audit Committee

  Officers

  Robert S. Dow, Chairman and President
  Christopher J. Towle, Executive Vice
  President and Portfolio Manager
  Paul A. Hilstad, Vice President
  and Secretary
  Stephen I. Allen, Vice President
  Zane E. Brown, Vice President
  Daniel E. Carper, Vice President
  Daria L. Foster, Vice President
  Robert G. Morris, Vice President
  Robert J. Noelke, Vice President
  E. Wayne Nordberg, Vice President
  John J. Walsh, Vice President
  Lawrence H. Kaplan, Vice President
  and Assistant Secretary
  Thomas F. Konop, Vice President
  and Assistant Secretary
  A. Edward Oberhaus III, Vice President
  Keith F. O'Connor, Vice President
  Donna McManus, Treasurer
  Joseph Van Dyke, Assistant Treasurer
  Lydia Guzman, Assistant Secretary
  Robert M. Hickey, Assistant Secretary

  Investment Manager and
  Underwriter

  Lord, Abbett & Co. and
  Lord Abbett Distributor LLC

  The General Motors Building
  767 Fifth Avenue
  New York, NY 10153-0203
  212-848-1800

  Custodian

  The Bank of New York
  New York, NY

  Transfer Agent

  United Missouri Bank of
  Kansas City, N.A.

  Shareholder Servicing Agent

  DST Systems, Inc.
  P.O. Box 419100
  Kansas City, MO 64141
  800-821-5129

  Auditors

  Deloitte & Touche LLP
  New York, NY

  Counsel

  Debevoise & Plimpton
  New York, NY

     Investing in the
Lord Abbett
                                 Family of Funds

--------------------------------------------------------------------------------------------------------------------
GROWTH
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                                                                              INCOME
--------------------------------------------------------------------------------------------------------------------
Aggressive    Growth Funds    Growth &         Balanced Fund    Income Funds         Tax-Free        Money
Growth Fund                   Income Funds                                           Income Funds    Market Fund
              Global Fund-                     Balanced Series  Bond-Debenture
Developing    Equity Series   Affiliated Fund                   Fund                 o National      U.S. Government
Growth Fund                                                                          o California    Securities
              International   Growth &                          Global Fund-         o Connecticut   Money Market
              Series          Income Series                     Income Series        o Florida       Fund**+
                                                                                     o Georgia
              Mid-Cap         Research Fund-                    Limited Duration     o Hawaii
              Value Fund      Large-Cap                         U.S. Government      o Michigan
                              Series                            Securities Series**  o Minnesota
              Research Fund-                                                         o Missouri
              Small-Cap                                         U.S. Government      o New Jersey
              Series*                                           Securities Series**  o New York
                                                                                     o Pennsylvania
                                                                                     o Texas
                                                                                     o Washington

Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your investment professional provides value in helping you identify and under stand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a current prospectus for Lord Abbett Mid-Cap Value Fund.


For more complete information about any other Lord Abbett fund, including charges and expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

When you invest in a family of funds, you benefit from:

Diversification. You and your investment professional can diversify your investments between equity and income funds.

Flexibility. As your investment goals change, your investment professional can help you reallocate your portfolio.

As an investor in the Lord Abbett Family of Funds, you have access to 28 portfolios designed to meet a variety of investment needs. While you may reallocate your assets among our funds at any time, we recommend speaking with your investment professional to help you customize your investment plan.

Numbers to Keep Handy

For Shareholder Account or
Statement Inquiries: 800-821-5129

For Literature: 800-874-3733

For More Information: 800-426-1130

Visit Our Web Site:
http://www.lordabbett.com

 *Lord Abbett intends to close Lord Abbett Research Fund-Small-Cap Series to new investors in the first half of 1998. For information, call Lord Abbett Distributor LLC at 800-426-1130.
**An investment in this Fund is neither insured nor guaranteed by the U.S.
  Government.
 +There can be no assurance that this Fund will be able to maintain a stable net asset value of $1.00 per share. This Fund is man aged to maintain, and has maintained, its stable $1.00 per share price.

[LOGO] LORD, ABBETT & CO.
       Investment Management
A Tradition of Performance Through Disciplined Investing


LORD ABBETT DISTRIBUTOR LLC
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